Trade and other receivables (Details Textual) - USD ($)	Jun. 30, 2015	Jun. 30, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Collateral for Secured Borrowings	$ 0	$ 6,983,127